Risk Management - Summary of ECL Coverage of Loans and Accounts Receivable at Amortized Cost Subject to Significant Measurement Uncertainty (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Loans and accounts receivable at amortized cost	$ 22,254,697	$ 20,714,370
Chile [member]
Disclosure of credit risk exposure [line items]
Reported ECL	606,828
Loans and accounts receivable at amortized cost	$ 18,245,234
Expected credit loss rate	3.33%
Chile [member] | Consensus upside scenario [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	3.25%
Chile [member] | Consensus central scenario [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	3.33%
Chile [member] | Consensus downside scenario [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	3.37%
Colombia [member]
Disclosure of credit risk exposure [line items]
Reported ECL	$ 273,289
Loans and accounts receivable at amortized cost	$ 4,889,580
Expected credit loss rate	5.59%
Colombia [member] | Consensus upside scenario [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	5.56%
Colombia [member] | Consensus central scenario [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	5.59%
Colombia [member] | Consensus downside scenario [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	5.62%